FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Nuveen Quality Preferred Income Fund

Blackrock Preferred Income Strategies Fund Inc	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	26-Aug-09	USA	09255H105	Annual	29-Jun-09	315,548

Ticker: PSY

		Mgmt Rec	Vote Instruction
1.1	Elect Trustee G. Nicholas Beckwith, III	For	For
1.2	Elect Trustee Richard E. Cavanagh	For	For
1.3	Elect Trustee Richard S. Davis	For	For
1.4	Elect Trustee Kent Dixon	For	For
1.5	Elect Trustee Kathleen F. Feldstein	For	For
1.6	Elect Trustee James T. Flynn	For	For
1.7	Elect Trustee Henry Gabbay	For	For
1.8	Elect Trustee Jerrold B. Harris	For	For
1.9	Elect Trustee R. Glenn Hubbard	For	For
1.10	Elect Trustee Karen P. Robards	For	For

John Hancock Preferred Income Fund III	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	22-Jan-10	USA	41021P103	Annual	12-Nov-09	352,012

Ticker: HPS

		Mgmt Rec	Vote Instruction
1.1	Elect Director James R. Boyle	For	For
1.2	Elect Director Deborah C. Jackson	For	For
1.3	Elect Director Patti McGill Peterson	For	For
1.4	Elect Director Steven R. Pruchansky	For	For

Flaherty & Crumrine/ClayMore Preferred Securities Income Fund, Inc.	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	22-Apr-10	USA	338478100	Annual	22-Jan-10	415,561

Ticker: FFC

		Mgmt Rec	Vote Instruction
1.1	Elect Director Donald F. Crumrine	For	For
1.2	Elect Director Robert F. Wulf	For	For

XL Capital Ltd.	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	30-Apr-10	Cayman Islands	G98255105	Court	05-Mar-10	22,000,000

Ticker: XL

		Mgmt Rec	Vote Instruction
Court Meeting
Holders of Series E Preference Ordinary Shares
1	Approve Series C Dividend Variation Proposal	For	Against
2	Adjourn Meeting	For	Against

Wachovia Preferred Funding Corp	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	10-May-10	USA	92977V206	Annual	01-Apr-10	165,282

Ticker: WNA.P

		Mgmt Rec	Vote Instruction
1.1	Elect Director James E. Alward	For	For
1.2	Elect Director Howard T. Hoover	For	For
1.3	Elect Director Charles F. Jones	For	For
1.4	Elect Director Mark C. Oman	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2010